STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF OPERATIONS (Unaudited)
Revenue	$ 1,836,740	$ 1,844,549	$ 5,458,586	$ 5,447,505	$ 7,219,446	$ 7,094,279
Cost of revenue	1,136,931	1,058,450	3,319,069	3,206,291	4,177,268	4,422,533
Gross profit	699,809	786,099	2,139,517	2,241,214	3,042,178	2,671,746
Costs and expenses:
General and administrative	528,424	462,265	1,534,527	1,239,021	1,696,415	1,334,051
Selling	502,389	327,109	1,397,156	973,034	1,344,472	1,008,558
Total costs and expenses	1,030,813	789,374	2,931,683	2,212,055	3,040,887	2,342,609
Operating income (loss)	(331,004)	(3,275)	(792,166)	29,159	1,291	329,137
Other income (expense)
Interest income	0	268	3	701	786	0
Interest expense:
Related parties	(19,293)	(13,737)	(50,348)	(46,383)	(62,789)	(89,079)
Other	(40,014)	(93,192)	(116,530)	(175,212)	(230,299)	(192,081)
Total interest expense	(59,307)	(106,929)	(166,878)	(221,595)	(293,088)	(281,160)
Other income	120,505	1,088	120,505	4,000	967,007	0
Total other income (expense)	61,198	(105,573)	(46,370)	(216,894)	674,705	(281,160)
Net loss	$ (269,806)	$ (108,848)	$ (838,536)	$ (187,735)	$ 675,996	$ 47,977
Net loss per share - basic and diluted	$ (0.01)	$ 0.00	$ (0.03)	$ (0.01)	$ 0.02	$ 0.00
Weighted average shares outstanding - basic	29,978,872	29,061,883	29,421,641	29,061,883	29,061,883	29,061,883
Weighted average shares outstanding - diluted	29,978,872	29,061,883	29,421,641	29,061,883	43,450,086	29,811,883